Note 3 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of effect of changes in foreign exchange rates [text block]
			Closing rate			Average rate
Currency	Name	Country	2021	2020	2019	2021	2020	2019

CAD	Canadian Dollars	Canada	4.3914	4.0791	3.1019	4.2960	3.6414	2.9651
DOP	Dominican Pesos	Dominican republic	0.0970	0.0891	0.0761	0.0938	0.0885	0.0769
USD	US Dollar	Panamá and Cuba (i)	5.5805	5.1967	4.0307	5.3687	4.9348	3.9410
GTQ	Quetzal	Guatemala	0.7201	0.6700	0.5245	0.6954	0.6405	0.5120
ARS	Argentinean Peso	Argentina	0.0543	0.0618	0.0673	0.0568	0.0750	0.0835
BOB	Bolivian Peso	Bolivia	0.8018	0.7467	0.5791	0.7714	0.7090	0.5666
PYG	Guarani	Paraguay	0.0008	0.0007	0.0006	0.0008	0.0007	0.0006
UYU	Uruguayan Peso	Uruguay	0.1249	0.1227	0.1080	0.1236	0.1218	0.1118
CLP	Chilean Peso	Chile	0.0066	0.0073	0.0054	0.0071	0.0062	0.0056
BBD	Barbadian Dollar	Barbados	2.7510	2.5618	1.9870	2.6465	2.4326	1.9427

Disclosure of estimated useful lives of major property, plant and equipment classes [text block]
Buildings (years)		25
Plant and equipment (years)		15
Fixtures (years)		10
Fittings (years)		10
Assets for external use / commercial assets (years)	2	-	5